Significant changes in the current reporting period	6 Months Ended
Dec. 31, 2024
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Significant changes in the current reporting period	Significant changes in the current reporting period
(i)    Significant events
The financial position and performance of the Group was affected by the following event during the six months ended December 31, 2024.
•In July 2024, the Group resubmitted its Biologics License Application ("BLA") with the U.S. Food and Drug Administration (“FDA”) for approval of RYONCIL for the treatment of pediatric patients with steroid-refractory acute graft versus host disease ("SR-aGvHD"). In December 2024, the FDA approved Mesoblast’s RYONCIL for the treatment of SR-aGvHD in children 2 months and older. This is the first FDA-approved mesenchymal stromal cell ("MSC") therapy. Assumptions associated with SR-aGvHD are included within the impairment assessment of Osiris MSC products within intangible assets, contingent consideration, pre-launch inventory and the NovaQuest borrowings on the consolidated balance sheet and forecast cash usage.
•In August 2024, the compensation structure for short-term incentives were revised providing all employees with the choice to elect into receiving an option grant in lieu of cash payment of their short-term incentive entitlements pertaining to the years ended June 30, 2023 and 2024. This revised structure enabled the Group to avoid a $6.7 million cash payment of short-term incentives. Refer to Note 6(b)(i) for further discussion. The options granted in lieu of cash resulted in a $8.3 million increase in share-based payment expenses within the six months ended December 31, 2024.
•In August 2024, the Company announced that the consolidated shareholder class action, filed in the Federal Court of Australia in 2022, had been settled subject to Federal Court approval which was subsequently obtained on December 13, 2024. The settlement (inclusive of interest and costs) was fully funded by the insurer and includes no admission of liability. As a result, in December 2024, the Group reversed the provision for litigation settlement in the consolidated balance sheet (inclusive of interest and costs), refer to Note 6(b). Given the settlement has been funded entirely by Mesoblast's insurers, the Group also reversed the insurance asset within trade and other receivables in the consolidated balance sheet on settlement in December 2024, refer to Note 5(b).